LVIP Delaware Wealth Builder Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–54.55%
U.S. MARKETS–49.69%
Aerospace & Defense–1.70%
Lockheed Martin Corp.	907	$ 400,350
Northrop Grumman Corp.	2,300	1,028,606
Raytheon Technologies Corp.	10,679	1,057,968
		2,486,924
Automobiles–0.22%
†Tesla, Inc.	295	317,892
		317,892
Banks–1.26%
Truist Financial Corp.	16,400	929,880
U.S. Bancorp	17,200	914,180
		1,844,060
Biotechnology–0.86%
AbbVie, Inc.	4,670	757,053
Amgen, Inc.	529	127,923
Gilead Sciences, Inc.	6,175	367,104
		1,252,080
Building Products–0.16%
Masco Corp.	4,642	236,742
		236,742
Capital Markets–1.38%
Ameriprise Financial, Inc.	1,291	387,765
Artisan Partners Asset Management, Inc. Class A	3,684	144,966
BlackRock, Inc.	561	428,699
Blackstone, Inc.	3,344	424,487
Diamond Hill Investment Group, Inc.	687	128,675
Invesco Ltd.	10,772	248,402
S&P Global, Inc.	607	248,979
		2,011,973
Chemicals–0.85%
Dow, Inc.	4,528	288,524
DuPont de Nemours, Inc.	13,000	956,540
		1,245,064
Communications Equipment–1.70%
Cisco Systems, Inc.	24,962	1,391,881
Motorola Solutions, Inc.	4,500	1,089,900
		2,481,781
Consumer Finance–0.98%
Discover Financial Services	9,493	1,046,033
OneMain Holdings, Inc.	2,527	119,805
Synchrony Financial	7,812	271,936
		1,437,774
Diversified Telecommunication Services–1.30%
AT&T, Inc.	20,900	493,867
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	27,609	$ 1,406,402
		1,900,269
Electric Utilities–0.92%
Edison International	15,200	1,065,520
NRG Energy, Inc.	7,327	281,064
		1,346,584
Entertainment–0.62%
†Walt Disney Co.	6,610	906,628
		906,628
Equity Real Estate Investment Trusts–3.47%
Agree Realty Corp.	353	23,425
Alexandria Real Estate Equities, Inc.	564	113,505
American Campus Communities, Inc.	53	2,966
American Homes 4 Rent Class A	720	28,822
Apple Hospitality REIT, Inc.	3,349	60,182
AvalonBay Communities, Inc.	400	99,348
Boston Properties, Inc.	97	12,494
Brixmor Property Group, Inc.	2,629	67,854
Camden Property Trust	349	58,004
CareTrust REIT, Inc.	1,417	27,348
†Chatham Lodging Trust	2,089	28,807
City Office REIT, Inc.	238	4,203
Cousins Properties, Inc.	1,281	51,611
CubeSmart	325	16,910
Digital Realty Trust, Inc.	800	113,440
Douglas Emmett, Inc.	316	10,561
Duke Realty Corp.	1,494	86,742
EPR Properties	81	4,432
Equinix, Inc.	217	160,932
Equity LifeStyle Properties, Inc.	795	60,802
Equity Residential	12,884	1,158,529
Essential Properties Realty Trust, Inc.	1,030	26,059
Essex Property Trust, Inc.	317	109,517
Extra Space Storage, Inc.	580	119,248
Four Corners Property Trust, Inc.	1,286	34,773
Gaming & Leisure Properties, Inc.	969	45,475
Healthcare Trust of America, Inc. Class A	1,824	57,164
Healthpeak Properties, Inc.	707	24,271
Highwoods Properties, Inc.	1,076	49,216
Invitation Homes, Inc.	2,858	114,834
Iron Mountain, Inc.	2,509	139,024
LVIP Delaware Wealth Builder Fund–1

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Equity Real Estate Investment Trusts (continued)
Kilroy Realty Corp.	346	$ 26,441
Kimco Realty Corp.	2,008	49,598
Kite Realty Group Trust	1,407	32,037
Lamar Advertising Co. Class A	127	14,755
Life Storage, Inc.	544	76,394
LXP Industrial Trust	3,665	57,540
Medical Properties Trust, Inc.	2,327	49,193
Mid-America Apartment Communities, Inc.	219	45,870
National Health Investors, Inc.	89	5,252
National Retail Properties, Inc.	580	26,065
National Storage Affiliates Trust	454	28,493
Omega Healthcare Investors, Inc.	5,300	165,148
Orion Office REIT, Inc.	123	1,722
Outfront Media, Inc.	22	625
Phillips Edison & Co., Inc.	1,407	48,387
Piedmont Office Realty Trust, Inc. Class A	1,247	21,473
Plymouth Industrial REIT, Inc.	382	10,352
Prologis, Inc.	2,429	392,235
Public Storage	494	192,798
Realty Income Corp.	1,231	85,308
Regency Centers Corp.	674	48,083
Retail Opportunity Investments Corp.	1,814	35,173
Rexford Industrial Realty, Inc.	39	2,909
Simon Property Group, Inc.	725	95,381
SITE Centers Corp.	1,215	20,303
Spirit Realty Capital, Inc.	705	32,444
STORE Capital Corp.	1,411	41,244
Sun Communities, Inc.	461	80,809
Terreno Realty Corp.	399	29,546
UDR, Inc.	232	13,310
Urban Edge Properties	399	7,621
Ventas, Inc.	337	20,813
VICI Properties, Inc.	9,273	263,910
Welltower, Inc.	1,305	125,463
WP Carey, Inc.	200	16,168
		5,073,361
Food Products–1.54%
Archer-Daniels-Midland Co.	12,000	1,083,120
Conagra Brands, Inc.	29,700	997,029
Kellogg Co.	2,614	168,577
		2,248,726
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Equipment & Supplies–1.14%
Baxter International, Inc.	12,200	$ 945,988
†Hologic, Inc.	3,775	289,995
Smith & Nephew PLC	27,050	430,227
		1,666,210
Health Care Providers & Services–2.06%
AmerisourceBergen Corp.	3,621	560,205
Cigna Corp.	4,400	1,054,284
CVS Health Corp.	9,208	931,942
†Molina Healthcare, Inc.	884	294,893
UnitedHealth Group, Inc.	345	175,940
		3,017,264
Household Durables–0.27%
Ethan Allen Interiors, Inc.	8,674	226,131
PulteGroup, Inc.	3,886	162,824
		388,955
Household Products–0.18%
Essity AB Class B	11,270	265,961
		265,961
Independent Power and Renewable Electricity Producers–0.19%
Vistra Corp.	12,090	281,092
		281,092
Industrial Conglomerates–0.72%
Honeywell International, Inc.	5,422	1,055,013
		1,055,013
Insurance–2.68%
American Financial Group, Inc.	2,933	427,103
American International Group, Inc.	17,100	1,073,367
MetLife, Inc.	21,367	1,501,673
Principal Financial Group, Inc.	5,912	434,000
Prudential Financial, Inc.	4,091	483,434
		3,919,577
Interactive Media & Services–0.65%
†Alphabet, Inc. Class C	152	424,535
†Alphabet, Inc. Class A	102	283,698
†Meta Platforms, Inc. Class A	1,104	245,485
		953,718
Internet & Direct Marketing Retail–0.74%
†Amazon.com, Inc.	279	909,526
eBay, Inc.	3,028	173,383
		1,082,909

LVIP Delaware Wealth Builder Fund–2

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services–2.49%
†Amadeus IT Group SA	7,570	$ 492,187
Cognizant Technology Solutions Corp. Class A	11,141	999,013
Fidelity National Information Services, Inc.	10,682	1,072,686
International Business Machines Corp.	1,781	231,566
†Kyndryl Holdings, Inc.	356	4,671
Paychex, Inc.	3,470	473,551
Western Union Co.	19,084	357,634
		3,631,308
Leisure Products–0.06%
Sturm Ruger & Co., Inc.	1,241	86,398
		86,398
Machinery–0.70%
Dover Corp.	6,472	1,015,457
		1,015,457
Media–0.71%
Comcast Corp. Class A	20,747	971,375
Interpublic Group of Cos., Inc.	1,965	69,659
		1,041,034
Mortgage Real Estate Investment Trusts (REITs)–0.18%
AGNC Investment Corp.	8,961	117,389
New Residential Investment Corp.	13,018	142,938
		260,327
Multiline Retail–1.41%
Dollar General Corp.	4,562	1,015,638
†Dollar Tree, Inc.	6,500	1,040,975
		2,056,613
Oil, Gas & Consumable Fuels–3.08%
Chevron Corp.	1,783	290,326
ConocoPhillips	17,902	1,790,200
Devon Energy Corp.	4,375	258,694
EOG Resources, Inc.	1,534	182,899
Exxon Mobil Corp.	10,746	887,512
Kinder Morgan, Inc.	23,674	447,675
Marathon Petroleum Corp.	3,887	332,338
Williams Cos., Inc.	9,277	309,945
		4,499,589
Pharmaceuticals–3.59%
Bristol-Myers Squibb Co.	7,688	561,455
Eli Lilly & Co.	161	46,106
Johnson & Johnson	10,800	1,914,084
Merck & Co., Inc.	19,262	1,580,447
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	13,047	$ 675,443
Viatris, Inc.	42,513	462,541
		5,240,076
Semiconductors & Semiconductor Equipment–2.99%
†Advanced Micro Devices, Inc.	4,027	440,312
Applied Materials, Inc.	1,898	250,156
Broadcom, Inc.	2,761	1,738,547
†Enphase Energy, Inc.	195	39,347
KLA Corp.	673	246,358
Lam Research Corp.	747	401,595
Monolithic Power Systems, Inc.	820	398,258
NVIDIA Corp.	1,336	364,541
QUALCOMM, Inc.	3,164	483,522
		4,362,636
Software–2.74%
†Adobe, Inc.	1,021	465,188
†Dropbox, Inc. Class A	7,523	174,910
Microsoft Corp.	7,136	2,200,100
Oracle Corp.	12,900	1,067,217
†Paycom Software, Inc.	265	91,791
		3,999,206
Specialty Retail–3.02%
Bath & Body Works, Inc.	5,907	282,355
Best Buy Co., Inc.	3,718	337,966
Buckle, Inc.	8,771	289,794
Home Depot, Inc.	2,110	631,586
Lowe's Cos., Inc.	2,534	512,349
Ross Stores, Inc.	3,649	330,089
TJX Cos., Inc.	21,920	1,327,914
Tractor Supply Co.	2,003	467,440
†Ulta Beauty, Inc.	587	233,755
		4,413,248
Technology Hardware, Storage & Peripherals–2.57%
Apple, Inc.	16,517	2,884,033
HP, Inc.	12,683	460,393
NetApp, Inc.	5,023	416,909
		3,761,335
Textiles, Apparel & Luxury Goods–0.24%
NIKE, Inc. Class B	2,624	353,085
		353,085
Tobacco–0.32%
Philip Morris International, Inc.	4,952	465,191
		465,191
Total U.S. Markets (Cost $54,144,254)		72,606,060

LVIP Delaware Wealth Builder Fund–3

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS–4.86%
Beverages–0.42%
Asahi Group Holdings Ltd.	2,200	$ 80,125
Diageo PLC	10,510	533,115
		613,240
Chemicals–0.30%
Air Liquide SA	2,480	433,861
		433,861
Commercial Services & Supplies–0.19%
Securitas AB Class B	25,080	282,935
		282,935
Diversified Telecommunication Services–0.11%
Orange SA	14,270	168,975
		168,975
Food & Staples Retailing–0.36%
Koninklijke Ahold Delhaize NV	10,320	331,948
Seven & i Holdings Co. Ltd.	4,200	200,244
		532,192
Food Products–0.54%
Danone SA	4,920	271,795
Nestle SA	3,940	512,274
		784,069
Health Care Providers & Services–0.24%
Fresenius Medical Care AG & Co. KGaA	5,140	344,435
		344,435
Hotels, Restaurants & Leisure–0.23%
Sodexo SA	4,080	332,014
		332,014
Machinery–0.22%
Knorr-Bremse AG	2,120	162,513
Makita Corp.	4,800	153,583
		316,096
Media–0.11%
Publicis Groupe SA	2,670	162,052
		162,052
Personal Products–0.19%
Kao Corp.	6,700	273,565
		273,565
Pharmaceuticals–0.54%
Novo Nordisk AS Class B	4,060	450,319
Roche Holding AG	850	336,313
		786,632
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Professional Services–0.13%
Intertek Group PLC	2,760	$ 188,281
		188,281
Software–0.21%
SAP SE	2,810	311,427
		311,427
Specialty Retail–0.08%
H & M Hennes & Mauritz AB Class B	8,650	116,149
		116,149
Textiles, Apparel & Luxury Goods–0.49%
adidas AG	1,390	323,906
Swatch Group AG	1,400	396,933
		720,839
Tobacco–0.33%
Altria Group, Inc.	9,222	481,850
		481,850
Wireless Telecommunication Services–0.17%
KDDI Corp.	7,800	255,736
		255,736
Total Developed Markets (Cost $6,667,397)		7,104,348
Total Common Stock (Cost $60,811,651)		79,710,408

	Principal Amount°
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.23%
•FREMF Mortgage Trust
Series 2012-K22 B 3.68% 8/25/45	35,000	35,118
Series 2013-K24 B 3.51% 11/25/45	260,000	261,434
Series 2017-K71 B 3.75% 11/25/50	35,000	35,262
Total Agency Commercial Mortgage-Backed Securities (Cost $329,956)		331,814
AGENCY MORTGAGE-BACKED SECURITIES–8.80%
Fannie Mae S.F. 15 yr
2.00% 3/1/36	79,662	77,454
2.50% 7/1/36	174,473	172,695
Fannie Mae S.F. 20 yr
2.00% 3/1/41	142,235	133,492
2.00% 5/1/41	415,481	389,946
3.00% 3/1/33	159,508	158,011

LVIP Delaware Wealth Builder Fund–4

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 20 yr (continued)
3.00% 12/1/37	149,867	$ 149,407
3.00% 1/1/38	125,599	125,121
Fannie Mae S.F. 30 yr
2.00% 12/1/50	53,425	49,761
2.00% 1/1/51	55,369	51,572
2.00% 2/1/51	206,049	191,822
2.00% 5/1/51	534,502	497,276
2.50% 1/1/51	161,377	154,278
2.50% 5/1/51	56,193	53,687
2.50% 7/1/51	411,288	392,951
2.50% 8/1/51	183,334	175,517
2.50% 9/1/51	281,663	269,100
2.50% 11/1/51	50,716	48,459
2.50% 2/1/52	246,828	235,868
3.00% 1/1/47	6,440	6,429
3.00% 7/1/47	534,015	528,768
3.00% 10/1/47	39,240	38,085
3.00% 2/1/48	367,543	365,257
3.00% 3/1/48	160,825	159,503
3.00% 11/1/48	38,226	37,960
3.00% 3/1/50	6,055	5,960
3.00% 7/1/50	115,644	113,999
3.00% 5/1/51	27,678	27,263
3.50% 7/1/47	106,832	108,952
3.50% 2/1/48	427,229	432,937
3.50% 11/1/48	58,165	58,829
3.50% 12/1/49	536,138	541,974
3.50% 1/1/50	78,665	79,069
3.50% 3/1/50	50,525	51,017
3.50% 8/1/51	51,167	51,309
4.00% 6/1/48	67,458	69,619
4.50% 6/1/40	7,065	7,517
4.50% 7/1/40	9,222	9,394
4.50% 8/1/41	18,489	19,676
4.50% 2/1/44	98,525	104,054
4.50% 5/1/46	39,662	42,172
4.50% 4/1/48	224,357	238,546
4.50% 12/1/48	43,201	44,756
4.50% 1/1/49	177,918	186,700
4.50% 1/1/50	112,700	118,862
5.50% 5/1/44	323,935	354,582
6.00% 6/1/41	67,215	74,797
6.00% 7/1/41	117,184	130,850
Fannie Mae S.F. 30 yr TBA 3.00% 4/15/52	611,000	597,634
Freddie Mac S.F. 15 yr
2.00% 12/1/35	225,009	218,771
3.00% 3/1/35	189,686	191,648
7.50% 2/25/41	18	19
Freddie Mac S.F. 20 yr
2.00% 3/1/41	162,506	152,501
2.00% 4/1/41	148,354	139,220
2.50% 6/1/41	594,252	574,468
3.00% 4/1/42	62,000	61,540
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr
2.00% 4/1/51	160,037	$ 148,917
2.00% 9/1/51	266,491	247,702
2.00% 11/1/51	350,526	325,757
2.50% 10/1/50	347,101	332,245
2.50% 11/1/50	124,968	119,471
2.50% 2/1/51	78,379	75,128
2.50% 10/1/51	317,592	304,050
3.00% 8/1/48	72,487	71,578
3.00% 11/1/49	8,897	8,740
3.00% 12/1/49	9,943	9,774
3.00% 1/1/50	37,596	37,008
3.00% 8/1/51	86,084	84,467
3.00% 2/1/52	176,674	172,972
3.50% 11/1/48	573,161	581,376
4.00% 10/1/47	99,527	102,157
4.50% 8/1/48	216,394	226,367
4.50% 12/1/48	474,038	495,390
4.50% 3/1/49	29,771	31,035
4.50% 4/1/49	43,422	45,648
4.50% 8/1/49	92,563	97,680
5.50% 9/1/41	48,669	53,496
GNMA I S.F. 30 yr 3.00% 3/15/50	21,078	20,838
GNMA II S.F. 30 yr 5.50% 5/20/37	2,569	2,865
Total Agency Mortgage-Backed Securities (Cost $13,450,375)		12,865,715
CORPORATE BONDS–17.59%
Aerospace & Defense–0.46%
Boeing Co. 3.25% 2/1/28	95,000	91,513
Lockheed Martin Corp. 1.85% 6/15/30	500,000	453,488
Teledyne Technologies, Inc.
2.25% 4/1/28	75,000	69,574
2.75% 4/1/31	65,000	60,230
		674,805
Agriculture–0.18%
BAT Capital Corp. 2.26% 3/25/28	75,000	67,296
BAT International Finance PLC 1.67% 3/25/26	45,000	41,292
Bunge Ltd. Finance Corp. 1.63% 8/17/25	155,000	146,817
		255,405
Airlines–0.14%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50% 6/20/27	120,000	125,100
Southwest Airlines Co.
5.13% 6/15/27	63,000	67,349

LVIP Delaware Wealth Builder Fund–5

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
Southwest Airlines Co. (continued)
5.25% 5/4/25	15,000	$ 15,752
		208,201
Auto Manufacturers–0.22%
General Motors Financial Co., Inc.
3.10% 1/12/32	105,000	94,376
4.35% 4/9/25	210,000	213,579
5.25% 3/1/26	18,000	18,853
		326,808
Auto Parts & Equipment–0.18%
Aptiv PLC
3.10% 12/1/51	287,000	228,160
3.25% 3/1/32	40,000	37,912
		266,072
Banks–4.18%
μBank of America Corp.
2.48% 9/21/36	655,000	563,151
2.55% 2/4/28	30,000	28,664
2.97% 2/4/33	20,000	18,740
Bank of Montreal 1.85% 5/1/25	445,000	427,648
μBank of New York Mellon Corp. 4.70% 9/20/25	180,000	184,320
Barclays PLC 5.20% 5/12/26	415,000	431,500
μCitigroup, Inc. 3.07% 2/24/28	25,000	24,349
μCredit Suisse Group AG 3.87% 1/12/29	475,000	463,522
Goldman Sachs Group, Inc.
μ1.54% 9/10/27	221,000	201,978
2.60% 2/7/30	50,000	46,380
μ3.10% 2/24/33	10,000	9,426
μ3.62% 3/15/28	85,000	84,881
μJPMorgan Chase & Co.
1.47% 9/22/27	15,000	13,823
2.55% 11/8/32	125,000	114,218
2.96% 1/25/33	155,000	146,127
3.33% 4/22/52	15,000	13,865
4.02% 12/5/24	265,000	269,242
4.60% 2/1/25	60,000	57,825
KeyBank NA 3.40% 5/20/26	250,000	249,074
Morgan Stanley
μ2.48% 1/21/28	45,000	42,900
μ2.48% 9/16/36	252,000	216,051
5.00% 11/24/25	180,000	189,742
PNC Financial Services Group, Inc. 2.60% 7/23/26	550,000	541,821
State Street Corp.
μ2.20% 2/7/28	40,000	38,329
3.10% 5/15/23	25,000	25,211
3.30% 12/16/24	480,000	484,759
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
SVB Financial Group
1.80% 10/28/26	25,000	$ 23,229
1.80% 2/2/31	30,000	25,831
μTruist Bank 2.64% 9/17/29	522,000	513,395
μTruist Financial Corp.
1.89% 6/7/29	50,000	45,446
4.95% 9/1/25	65,000	66,560
U.S. Bancorp
μ2.22% 1/27/28	20,000	19,103
μ2.49% 11/3/36	30,000	26,901
μ2.68% 1/27/33	25,000	23,767
3.00% 7/30/29	70,000	68,599
3.10% 4/27/26	65,000	64,990
3.38% 2/5/24	165,000	167,269
μ3.70% 1/15/27	30,000	27,150
μWells Fargo & Co.
3.53% 3/24/28	20,000	19,960
3.90% 3/15/26	140,000	134,197
		6,113,943
Beverages–0.14%
Anheuser-Busch InBev Worldwide, Inc. 4.50% 6/1/50	195,000	208,346
		208,346
Biotechnology–0.52%
Amgen, Inc.
2.20% 2/21/27	25,000	24,046
2.80% 8/15/41	150,000	128,783
3.00% 1/15/52	115,000	97,264
Gilead Sciences, Inc. 4.15% 3/1/47	410,000	421,579
Regeneron Pharmaceuticals, Inc.
1.75% 9/15/30	35,000	30,372
2.80% 9/15/50	36,000	28,766
Royalty Pharma PLC 1.75% 9/2/27	30,000	27,227
		758,037
Chemicals–0.15%
Westlake Corp. 3.13% 8/15/51	270,000	221,937
		221,937
Commercial Services–0.22%
Global Payments, Inc.
2.15% 1/15/27	25,000	23,464
2.65% 2/15/25	274,000	268,102
2.90% 11/15/31	25,000	22,777
		314,343
Diversified Financial Services–1.23%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00% 10/29/28	150,000	138,328

LVIP Delaware Wealth Builder Fund–6

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (continued)
4.45% 4/3/26	325,000	$ 328,258
Air Lease Corp.
2.88% 1/15/26	410,000	395,721
2.88% 1/15/32	140,000	125,347
3.00% 2/1/30	345,000	317,763
Jefferies Group LLC
2.63% 10/15/31	500,000	450,770
6.45% 6/8/27	25,000	28,210
6.50% 1/20/43	15,000	17,971
		1,802,368
Electric–2.03%
AEP Texas, Inc. 3.45% 1/15/50	20,000	17,751
Duke Energy Indiana LLC
2.75% 4/1/50	125,000	105,269
3.25% 10/1/49	275,000	244,309
Entergy Louisiana LLC 4.95% 1/15/45	20,000	20,753
Entergy Mississippi LLC 2.85% 6/1/28	165,000	158,608
Entergy Texas, Inc. 3.55% 9/30/49	325,000	305,838
Evergy Kansas Central, Inc. 3.45% 4/15/50	80,000	74,738
Eversource Energy 2.90% 3/1/27	30,000	29,397
Fells Point Funding Trust 3.05% 1/31/27	100,000	95,861
FirstEnergy Transmission LLC 4.55% 4/1/49	25,000	23,885
National Rural Utilities Cooperative Finance Corp. 2.85% 1/27/25	330,000	327,951
Nevada Power Co. 3.13% 8/1/50	165,000	148,148
NextEra Energy Capital Holdings, Inc. 3.00% 1/15/52	115,000	98,179
Pacific Gas & Electric Co.
2.10% 8/1/27	205,000	184,201
3.25% 6/1/31	315,000	284,927
PacifiCorp
2.70% 9/15/30	15,000	14,284
3.30% 3/15/51	20,000	18,342
Southern California Edison Co.
3.45% 2/1/52	66,000	59,297
4.00% 4/1/47	85,000	81,671
4.88% 3/1/49	130,000	138,122
Southwestern Electric Power Co. 4.10% 9/15/28	460,000	469,111
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
WEC Energy Group, Inc. 1.80% 10/15/30	40,000	$ 34,661
Xcel Energy, Inc. 2.60% 12/1/29	25,000	23,673
		2,958,976
Entertainment–0.17%
Magallanes, Inc.
3.76% 3/15/27	190,000	189,654
4.05% 3/15/29	10,000	10,050
4.28% 3/15/32	10,000	10,044
5.14% 3/15/52	40,000	40,924
		250,672
Food–0.09%
JBS USA Finance, Inc. 3.00% 2/2/29	136,000	125,800
		125,800
Gas–0.06%
Southern California Gas Co. 2.95% 4/15/27	95,000	93,695
		93,695
Health Care Products–0.04%
Baxter International, Inc. 3.13% 12/1/51	18,000	15,409
Stryker Corp. 1.95% 6/15/30	55,000	49,314
		64,723
Health Care Services–0.10%
HCA, Inc. 3.13% 3/15/27	155,000	151,449
		151,449
Insurance–0.41%
Aon Corp./Aon Global Holdings PLC 2.90% 8/23/51	85,000	70,452
Berkshire Hathaway Finance Corp. 3.85% 3/15/52	215,000	219,852
Brighthouse Financial, Inc.
3.85% 12/22/51	168,000	140,114
4.70% 6/22/47	22,000	21,370
Brown & Brown, Inc. 4.95% 3/17/52	72,000	76,872
Jackson Financial, Inc.
3.13% 11/23/31	30,000	27,313
4.00% 11/23/51	55,000	46,489
		602,462
Internet–0.25%
Amazon.com, Inc.
1.20% 6/3/27	25,000	23,061
1.50% 6/3/30	375,000	335,553
		358,614

LVIP Delaware Wealth Builder Fund–7

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Construction & Mining–0.20%
Caterpillar, Inc.
2.60% 4/9/30	240,000	$ 234,049
3.25% 4/9/50	55,000	53,505
		287,554
Machinery Diversified–0.44%
Otis Worldwide Corp.
2.57% 2/15/30	620,000	579,447
3.11% 2/15/40	60,000	52,805
3.36% 2/15/50	10,000	8,853
		641,105
Media–0.94%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85% 4/1/61	60,000	48,238
4.40% 12/1/61	250,000	217,618
Comcast Corp.
3.20% 7/15/36	105,000	100,455
3.75% 4/1/40	300,000	301,984
Discovery Communications LLC 4.00% 9/15/55	505,000	435,703
Time Warner Cable LLC 7.30% 7/1/38	165,000	200,324
Time Warner Entertainment Co. LP 8.38% 3/15/23	65,000	68,434
		1,372,756
Mining–0.41%
Newmont Corp.
2.25% 10/1/30	85,000	77,684
2.60% 7/15/32	25,000	22,998
2.80% 10/1/29	520,000	497,404
		598,086
Office Business Equipment–0.14%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	15,000	14,138
3.28% 12/1/28	195,000	183,670
		197,808
Oil & Gas–0.47%
BP Capital Markets America, Inc. 2.72% 1/12/32	45,000	42,350
ConocoPhillips Co. 3.80% 3/15/52	160,000	162,804
Continental Resources, Inc. 4.38% 1/15/28	180,000	182,484
Devon Energy Corp. 4.75% 5/15/42	160,000	169,075
Diamondback Energy, Inc. 4.25% 3/15/52	130,000	128,484
		685,197
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals–0.94%
AbbVie, Inc. 4.05% 11/21/39	217,000	$ 222,947
Bristol-Myers Squibb Co.
2.90% 7/26/24	310,000	312,300
3.70% 3/15/52	160,000	160,790
Cigna Corp.
2.40% 3/15/30	35,000	32,345
3.20% 3/15/40	30,000	27,269
CVS Health Corp.
3.75% 4/1/30	35,000	35,612
4.30% 3/25/28	237,000	247,921
4.78% 3/25/38	305,000	333,316
		1,372,500
Pipelines–0.71%
Energy Transfer LP
5.25% 4/15/29	140,000	149,395
6.25% 4/15/49	230,000	263,919
Enterprise Products Operating LLC 3.30% 2/15/53	20,000	17,063
MPLX LP
1.75% 3/1/26	30,000	28,111
4.00% 3/15/28	85,000	86,465
4.13% 3/1/27	105,000	107,370
4.70% 4/15/48	35,000	35,259
5.50% 2/15/49	295,000	326,721
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	20,000	18,762
		1,033,065
Real Estate Investment Trusts–0.31%
American Tower Corp. 1.88% 10/15/30	480,000	408,512
Crown Castle International Corp. 1.05% 7/15/26	45,000	40,655
		449,167
Retail–0.36%
AutoNation, Inc. 3.85% 3/1/32	160,000	154,889
Home Depot, Inc. 2.70% 4/15/30	270,000	261,580
Lowe's Cos., Inc.
1.70% 10/15/30	40,000	34,916
3.00% 10/15/50	65,000	55,299
4.25% 4/1/52	20,000	20,687
		527,371
Semiconductors–0.35%
Broadcom, Inc. 3.47% 4/15/34	163,000	150,959
Micron Technology, Inc. 2.70% 4/15/32	30,000	27,159
NXP BV/NXP Funding LLC 4.88% 3/1/24	250,000	256,884

LVIP Delaware Wealth Builder Fund–8

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.13% 2/15/42	30,000	$ 25,827
3.25% 5/11/41	65,000	57,318
		518,147
Software–0.06%
Autodesk, Inc. 2.40% 12/15/31	75,000	66,869
Workday, Inc.
3.50% 4/1/27	5,000	4,999
3.70% 4/1/29	10,000	10,022
3.80% 4/1/32	10,000	9,981
		91,871
Telecommunications–1.43%
AT&T, Inc.
3.10% 2/1/43	59,000	50,934
3.50% 6/1/41	30,000	27,622
3.50% 9/15/53	435,000	381,688
Rogers Communications, Inc.
3.80% 3/15/32	20,000	19,845
4.55% 3/15/52	25,000	24,854
T-Mobile USA, Inc.
2.40% 3/15/29	5,000	4,579
2.55% 2/15/31	25,000	22,670
3.00% 2/15/41	565,000	477,605
3.50% 4/15/25	45,000	45,298
3.75% 4/15/27	45,000	45,263
Verizon Communications, Inc.
2.36% 3/15/32	60,000	54,193
3.40% 3/22/41	70,000	65,619
3.88% 3/1/52	35,000	35,168
4.50% 8/10/33	350,000	375,508
Vodafone Group PLC
4.25% 9/17/50	210,000	209,302
4.88% 6/19/49	230,000	250,283
		2,090,431
Transportation–0.04%
Canadian Pacific Railway Co.
2.45% 12/2/31	20,000	18,575
3.00% 12/2/41	10,000	8,995
Union Pacific Corp.
2.80% 2/14/32	20,000	19,202
3.38% 2/14/42	5,000	4,833
3.50% 2/14/53	10,000	9,785
		61,390
Water–0.02%
Essential Utilities, Inc. 2.70% 4/15/30	30,000	28,302
		28,302
Total Corporate Bonds (Cost $27,363,308)		25,711,406
	Principal Amount°	Value (U.S. $)
MUNICIPAL BOND–0.01%
South Carolina Public Service Authority Series D 4.77% 12/1/45	10,000	$ 11,015
Total Municipal Bond (Cost $11,204)		11,015
NON-AGENCY ASSET-BACKED SECURITIES–2.50%
•AMMC CLO 21 Ltd. Series 2017-21A A 1.56% (LIBOR03M + 1.25%) 11/2/30	100,000	99,479
•AMMC CLO 22 Ltd. Series 2018-22A A 1.29% (LIBOR03M + 1.03%) 4/25/31	100,000	99,444
•Apex Credit CLO Ltd. Series 2018-1A A2 1.29% (LIBOR03M + 1.03%) 4/25/31	100,000	98,615
Avis Budget Rental Car Funding AESOP LLC Series 2017-1A Class A 3.07% 9/20/23	100,000	100,300
•Bethpage Park CLO Ltd. Series 2021-1A A 1.27% (LIBOR03M + 1.13%) 1/15/35	250,000	247,693
•Cedar Funding IX CLO Ltd. Series 2018-9A A1 1.23% (LIBOR03M + 0.98%) 4/20/31	500,000	497,281
Diamond Infrastructure Funding LLC Series 2021-1A A 1.76% 4/15/49	215,000	194,670
Domino's Pizza Master Issuer LLC Series 2021-1A 2.66% 4/25/51	347,375	322,057
•ICG U.S. CLO Ltd. Series 2014-1A A1A2 1.45% (LIBOR03M + 1.20%) 10/20/34	250,000	246,832
•Man GLG U.S. CLO Series 2018-1A A1R 1.39% (LIBOR03M + 1.14%) 4/22/30	250,000	247,823
•Morgan Stanley Eaton Vance CLO Ltd. Series 2021-1A A 1.29% (LIBOR03M + 1.16%) 10/20/34	250,000	247,970
•Octagon Investment Partners 33 Ltd. Series 2017-1A A1 1.44% (LIBOR03M + 1.19%) 1/20/31	250,000	249,000
•Sound Point CLO XXI Ltd. Series 2018-3A A1A 1.45% (LIBOR03M + 1.18%) 10/26/31	250,000	248,600

LVIP Delaware Wealth Builder Fund–9

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Taco Bell Funding LLC Series 2021-1A A2I 1.95% 8/25/51	299,250	$ 270,640
Trafigura Securitisation Finance PLC Series 2021-1A A2 1.08% 1/15/25	500,000	485,261
Total Non-Agency Asset-Backed Securities (Cost $3,752,968)		3,655,665
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.20%
•GS Mortgage-Backed Securities Trust Series 2021-PJ7 A2 2.50% 1/25/52	92,110	85,003
•JP Morgan Mortgage Trust
Series 2014-2 B2 3.42% 6/25/29	33,517	32,392
Series 2021-10 A3 2.50% 12/25/51	93,337	86,557
•Morgan Stanley Residential Mortgage Loan Trust Series 2021-4 A3 2.50% 7/25/51	93,187	85,881
•Sequoia Mortgage Trust Series 2015-1 B2 3.92% 1/25/45	5,596	5,531
Total Non-Agency Collateralized Mortgage Obligations (Cost $322,942)		295,364
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.89%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	70,000	70,064
•Series 2017-BNK5 B 3.90% 6/15/60	50,000	49,769
Series 2019-BN20 A3 3.01% 9/15/62	395,000	385,970
Series 2020-BN25 A5 2.65% 1/15/63	800,000	761,203
Series 2021-BN36 A5 2.47% 9/15/64	680,000	631,649
Benchmark Mortgage Trust
•Series 2019-B10 B 4.18% 3/15/62	225,000	225,963
Series 2020-B20 A5 2.03% 10/15/53	50,000	45,280
Series 2020-B21 A5 1.98% 12/17/53	45,000	40,494
Series 2021-B24 A5 2.58% 3/15/54	47,000	44,316
Cantor Commercial Real Estate Lending Series 2019-CF1 A5 3.79% 5/15/52	155,000	157,606
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	56,780	55,401
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CD Mortgage Trust (continued)
Series 2019-CD8 A4 2.91% 8/15/57	400,000	$ 385,332
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	95,000	96,221
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	45,000	45,195
Series 2016-P3 A4 3.33% 4/15/49	145,000	144,126
Series 2019-C7 A4 3.10% 12/15/72	500,000	492,369
Series 2020-555 A 2.65% 12/10/41	100,000	93,896
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	40,000	39,904
Series 2014-CR19 A5 3.80% 8/10/47	30,000	30,137
Series 2014-CR20 AM 3.94% 11/10/47	85,000	84,377
Series 2015-3BP A 3.18% 2/10/35	100,000	99,366
Series 2015-CR23 A4 3.50% 5/10/48	35,000	35,055
Series 2016-CR28 A4 3.76% 2/10/49	50,000	50,429
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	75,000	75,026
Grace Trust Series 2020-GRCE A 2.35% 12/10/40	200,000	181,197
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	30,000	30,200
Series 2017-GS5 A4 3.67% 3/10/50	65,000	65,764
Series 2019-GC39 A4 3.57% 5/10/52	20,000	20,140
Series 2020-GC47 A5 2.38% 5/12/53	35,000	32,419
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	35,000	34,628
Series 2015-JP1 A5 3.91% 1/15/49	30,000	30,417
Series 2016-JP2 AS 3.06% 8/15/49	60,000	57,371
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	195,464	195,389
Series 2015-C33 A4 3.77% 12/15/48	220,000	222,008

LVIP Delaware Wealth Builder Fund–10

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	75,000	$ 74,709
Series 2017-C7 A5 3.41% 10/15/50	195,000	195,860
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	40,000	40,238
Series 2015-C26 A5 3.53% 10/15/48	35,000	35,213
Series 2016-C29 A4 3.33% 5/15/49	35,000	34,761
Morgan Stanley Capital I Trust Series 2019-L3 A4 3.13% 11/15/52	100,000	97,273
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.62% 9/15/57	65,000	65,221
Series 2016-BNK1 A3 2.65% 8/15/49	60,000	58,101
Series 2017-C38 A5 3.45% 7/15/50	70,000	70,216
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $6,024,629)		5,680,273
U.S. TREASURY OBLIGATIONS–7.89%
U.S. Treasury Bonds
1.88% 11/15/51	160,000	140,350
2.00% 11/15/41	310,000	280,502
2.00% 8/15/51	215,000	193,970
2.25% 8/15/46	320,000	299,300
2.38% 2/15/42	100,000	96,453
U.S. Treasury Notes
1.38% 11/15/31	1,275,000	1,169,813
1.50% 2/15/25	3,345,000	3,251,183
1.50% 1/31/27	3,140,000	3,000,662
1.88% 2/28/29	2,290,000	2,210,566
1.88% 2/15/32	165,000	158,452
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.50% 3/31/27	20,000	$ 20,044
^U.S. Treasury Strip Principal 0.00% 5/15/44	1,275,000	710,337
Total U.S. Treasury Obligations (Cost $12,016,444)		11,531,632

	Number of Shares
EXCHANGE-TRADED FUNDS–2.50%
iShares Core MSCI EAFE ETF	1,770	123,033
iShares Core MSCI Emerging Markets ETF	24,173	1,342,810
iShares Global Infrastructure ETF	29,623	1,506,626
Xtrackers USD High Yield Corporate Bond ETF	18,254	688,541
Total Exchange-Traded Funds (Cost $3,747,570)		3,661,010
MONEY MARKET FUND–0.08%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.25%)	110,283	110,283
Total Money Market Fund (Cost $110,283)		110,283

	Principal Amount°
SHORT-TERM INVESTMENT—1.68%
DISCOUNTED COMMERCIAL PAPER–1.68%
DZ Bank AG 0.30% 4/1/22	2,450,000	2,450,000
		2,450,000
Total Short-Term Investment (Cost $2,450,000)		2,450,000

TOTAL INVESTMENTS–99.92% (Cost $130,391,330)	146,014,585
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	120,045
NET ASSETS APPLICABLE TO 11,821,532 SHARES OUTSTANDING–100.00%	$146,134,630

† Non-income producing.
§ Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
LVIP Delaware Wealth Builder Fund–11

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.
^ Zero coupon security.

The following futures contracts were outstanding at March 31, 2022:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(22)	U.S. Treasury 10 yr Notes	$(2,703,250)	$(2,780,887)	6/21/22	$77,637	$—
(9)	U.S. Treasury 10 yr Ultra Notes	(1,219,219)	(1,258,995)	6/21/22	39,776	—
13	U.S. Treasury 5 yr Notes	1,490,938	1,538,438	6/30/22	—	(47,500)
4	U.S. Treasury Long Bonds	600,250	618,474	6/21/22	—	(18,224)
Total Futures Contracts					$117,413	$(65,724)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2022.

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
IT–Information Technology
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
S.F.–Single Family
TBA–To be announced
yr–Year
USD–United States Dollar
See accompanying notes.
LVIP Delaware Wealth Builder Fund–12

LVIP Delaware Wealth Builder Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Wealth Builder Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.   Other debt securities are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
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LVIP Delaware Wealth Builder Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$2,486,924	$—	$—	$2,486,924
Automobiles	317,892	—	—	317,892
Banks	1,844,060	—	—	1,844,060
Biotechnology	1,252,080	—	—	1,252,080
Building Products	236,742	—	—	236,742
Capital Markets	2,011,973	—	—	2,011,973
Chemicals	1,245,064	—	—	1,245,064
Communications Equipment	2,481,781	—	—	2,481,781
Consumer Finance	1,437,774	—	—	1,437,774
Diversified Telecommunication Services	1,900,269	—	—	1,900,269
Electric Utilities	1,346,584	—	—	1,346,584
Entertainment	906,628	—	—	906,628
Equity Real Estate Investment Trusts	5,073,361	—	—	5,073,361
Food Products	2,248,726	—	—	2,248,726
Health Care Equipment & Supplies	1,235,983	430,227	—	1,666,210
Health Care Providers & Services	3,017,264	—	—	3,017,264
Household Durables	388,955	—	—	388,955
Household Products	—	265,961	—	265,961
Independent Power and Renewable Electricity Producers	281,092	—	—	281,092
Industrial Conglomerates	1,055,013	—	—	1,055,013
Insurance	3,919,577	—	—	3,919,577
Interactive Media & Services	953,718	—	—	953,718
Internet & Direct Marketing Retail	1,082,909	—	—	1,082,909
IT Services	3,139,121	492,187	—	3,631,308
Leisure Products	86,398	—	—	86,398
Machinery	1,015,457	—	—	1,015,457
Media	1,041,034	—	—	1,041,034
Mortgage Real Estate Investment Trusts (REITs)	260,327	—	—	260,327
Multiline Retail	2,056,613	—	—	2,056,613
Oil, Gas & Consumable Fuels	4,499,589	—	—	4,499,589
Pharmaceuticals	5,240,076	—	—	5,240,076
Semiconductors & Semiconductor Equipment	4,362,636	—	—	4,362,636
Software	3,999,206	—	—	3,999,206
Specialty Retail	4,413,248	—	—	4,413,248
Technology Hardware, Storage & Peripherals	3,761,335	—	—	3,761,335
Textiles, Apparel & Luxury Goods	353,085	—	—	353,085
Tobacco	465,191	—	—	465,191
Developed Markets
Beverages	—	613,240	—	613,240
Chemicals	—	433,861	—	433,861
Commercial Services & Supplies	—	282,935	—	282,935
Diversified Telecommunication Services	168,975	—	—	168,975
Food & Staples Retailing	—	532,192	—	532,192
Food Products	—	784,069	—	784,069
Health Care Providers & Services	—	344,435	—	344,435
Hotels, Restaurants & Leisure	—	332,014	—	332,014
Machinery	—	316,096	—	316,096
Media	—	162,052	—	162,052
Personal Products	—	273,565	—	273,565
Pharmaceuticals	—	786,632	—	786,632
Professional Services	—	188,281	—	188,281
Software	—	311,427	—	311,427
Specialty Retail	—	116,149	—	116,149
Textiles, Apparel & Luxury Goods	—	720,839	—	720,839
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LVIP Delaware Wealth Builder Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
Developed Markets (continued)
Tobacco	$481,850	$—	$—	$481,850
Wireless Telecommunication Services	—	255,736	—	255,736
Agency Commercial Mortgage-Backed Securities	—	331,814	—	331,814
Agency Mortgage-Backed Securities	—	12,865,715	—	12,865,715
Corporate Bonds	—	25,711,406	—	25,711,406
Municipal Bond	—	11,015	—	11,015
Non-Agency Asset-Backed Securities	—	3,655,665	—	3,655,665
Non-Agency Collateralized Mortgage Obligations	—	295,364	—	295,364
Non-Agency Commercial Mortgage-Backed Securities	—	5,680,273	—	5,680,273
U.S. Treasury Obligations	—	11,531,632	—	11,531,632
Exchange-Traded Funds	3,661,010	—	—	3,661,010
Money Market Fund	110,283	—	—	110,283
Short-Term Investment	—	2,450,000	—	2,450,000
Total Investments	$75,839,803	$70,174,782	$—	$146,014,585
Derivatives:

Assets:
Futures Contracts	$117,413	$—	$—	$117,413
Liabilities:
Futures Contracts	$(65,724)	$—	$—	$(65,724)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at March 31, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Delaware Wealth Builder Fund–15